FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	€ (11)	€ 1	€ 11
Unrealized gains / (losses) on foreign currency derivatives - net	(8)	1	(3)
Losses reclassified from OCI as a result of hedge accounting discontinuation	6	0	0
Derivatives that do not qualify for hedge accounting | At Fair Value through Profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(4)	7	7
Unrealized gains / (losses) on foreign currency derivatives - net	(9)	2	(1)
Derivatives that qualify for hedge accounting | At Fair Value through Profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized (losses) / gains on foreign currency derivatives - net	(7)	(6)	4
Unrealized gains / (losses) on foreign currency derivatives - net	1	(1)	(2)
Losses reclassified from OCI as result of hedge accounting discontinuation	(6)	0	0
Losses reclassified from OCI as a result of hedge accounting discontinuation	6
Derivatives that qualify for hedge accounting | At Fair Value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gains / (losses) on foreign currency derivatives - net	20	(15)	(23)
Gains / (losses) reclassified from cash flow hedge reserve to Consolidated Income Statement	€ 6	€ 7	€ (2)